Fees Summary	Oct. 30, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,690,000.00
Previously Paid Amount	0.00
Total Fee Amount	234.03
Total Offset Amount	0.00
Net Fee	234.03
Narrative - Max Aggregate Offering Price	$ 2,690,000.00
Final Prospectus	true